Off Balance Sheet Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Schedule of Different Off Balance Sheet Transactions
Below are the amounts of the main off Balance sheet transactions as of December 31, 2019 and 2018:

Item	12/31/2019	12/31/2018
Custody of government and private securities and other assets held by third parties	81,402,991	123,144,365
Preferred and other collaterals received from customers (1)	55,540,563	70,061,801
Outstanding checks not yet paid	8,021,022	5,158,588
Checks already deposited and pending clearance	3,017,045	2,585,722
Written-off credits	3,031,951	4,250,248
(1) Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force in this matter.